INTEREST EXPENSE	12 Months Ended
Dec. 31, 2021
INTEREST EXPENSE
INTEREST EXPENSE

9.    INTEREST EXPENSE

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Interest expense incurred	7,042	6,517	5,679
Less: Interest expense capitalized*	(1,015)	(2,011)	(996)
	6,027	4,506	4,683
Interest expense on lease liabilities	9,646	9,349	9,200
Accretion expenses (Note 32)	1,418	1,343	1,135
Interest expense	17,091	15,198	15,018
* Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.92% to 4.66%	2.60% to 4.66%	1.84% to 4.35%